INVESTORS
                             LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                               SEPARATE ACCOUNT I
                              FINANCIAL STATEMENTS
                                  JUNE 30, 2001
                                   (Unaudited)



This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account I variable annuity contracts. This report is not authorized for distribution to prospective purchasers of such contracts unless it is accompanied by a current prospectus.

_______________________________________________________________


Investors Life Insurance Company of North America
Administrative Offices: Austin, TX



EP-21917U

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                             COMBINED BALANCE SHEET
                           Period Ended June 30, 2001

                                     ASSETS

Investments at Market Value (Notes 1 and 2):

   Portfolios of Putnam Capital  Manager Trust:


Putnam Variable Trust Money Market

     1,138,262    qualified shares           (Cost $ 1,138,262)     $ 1,138,262
     1,598,874    non-qualified shares       (Cost $ 1,598,874)       1,598,874

Putnam Variable Trust Income
 (formerly U.S. Government
 and High Quality Bond)

       137,449    qualified shares           (Cost $ 1,970,206)       1,678,249
       394,856    non-qualified shares       (Cost $ 5,290,795)       4,821,186

Putnam Variable Trust Growth and Income

       555,763    qualified shares           (Cost $14,223,748)      13,788,467
        94,152    shares owned by
                   Investors Life            (Cost $ 2,409,662)       2,335,921
       255,671    non-qualified shares       (Cost $ 6,298,279)       6,343,187
        94,450    shares owned by
                   Investors Life            (Cost $ 2,326,723)       2,343,314

Putnam Variable Trust Voyager

        19,233    qualified shares           (Cost $   656,577)         614,311
        66,743    shares owned by
                   Investors Life            (Cost $ 2,278,444)       2,131,766
        27,687    non-qualified shares       (Cost $   957,165)         884,309
        66,662    shares owned by
                   Investors Life            (Cost $ 2,304,610)       2,129,192

Total Assets                                                        $39,807,038

   The accompanying notes are an integral part of these financial statements.

                            CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 6):

Putnam Variable Trust Money Market

       460,622  qualified accumulation units outstanding             ($2.4711420   per unit)        $  1,138,262
       651,704  non-qualified accumulation units outstanding         ($2.4533750   per unit)           1,598,874

Putnam Variable Trust Income  (formerly U.S. Government and High Quality Bond)

       432,209  qualified accumulation units outstanding             ($3.8829570   per unit)           1,678,249
     1,255,870  non-qualified accumulation units outstanding         ($3.8389210   per unit)           4,821,186

Putnam Variable Trust Growth and Income

     1,508,029  qualified accumulation units outstanding             ($9.1433700   per unit)          13,788,467
       255,477  Investors Life equity                                ($9.1433700   per unit)           2,335,921
       807,840  non-qualified accumulation units outstanding         ($7.8520340   per unit)           6,343,187
       298,434  Investors Life equity                                ($7.8520340   per unit)           2,343,314

Putnam Variable Trust Voyager

       144,085  qualified accumulation units outstanding             ($4.2635320   per unit)             614,311
       500,000  Investors Life equity                                ($4.2635320   per unit)           2,131,766
       207,663  non-qualified accumulation units outstanding         ($4.2583840   per unit)             884,309
       500,000  Investors Life equity                                ($4.2583840   per unit)           2,129,192

Contract Owners' Equity                                                                             $ 39,807,038

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2001

                                                                       Putnam                      Putnam
                                                                       Variable Trust              Variable Trust
                                                                       Money                       Money
                                                                       Market                      Market
                                                                       Qualified                   Non-Qualified
Investment Income:
    Dividends                                                        $ 28,050                    $ 40,498

Expenses:
    Mortality risk and expense fees guarantees (Notes 1 and 3)          6,781                       9,774

       Investment income - net                                         21,269                      30,724

Net realized and unrealized Gain (Loss) on Investments:
    Net realized capital gain distributions                                 0                           0

    Net realized Gain (Loss) on investments:
       Proceeds from sale of shares                                    32,083                     274,073
       Cost of shares sold                                             32,083                     274,073

       Net realized Gain (Loss) on investments                              0                           0

    Net unrealized Gain (Loss) on investments                               0                           0

       Net realized and unrealized Gain (Loss) on investments               0                           0

Net Increase (Decrease) in Net Assets
 from Investment Operations                                          $ 21,269                    $ 30,724

                                                                       Putnam Variable             Putnam Variable
                                                                       Trust Income                Trust Income
                                                                       Fund  (formerly             Fund  (formerly
                                                                       U.S. Government             U.S. Government
                                                                       and High                    and High
                                                                       Quality Bond)               Quality Bond)
                                                                       Qualified                   Non-Qualified
Investment Income:
    Dividends                                                        $ 113,290                   $ 327,140

Expenses:
    Mortality risk and expense fees guarantees (Notes 1 and 3)          10,016                      28,931

       Investment income - net                                         103,274                     298,209


Net realized and unrealized Gain (Loss) on Investments:
    Net realized capital gain distributions                                  0                           0

    Net realized Gain (Loss) on investments:
       Proceeds from sale of shares                                     44,184                     302,223
       Cost of shares sold                                              42,779                     290,302

       Net realized Gain (Loss) on investments                           1,405                      11,921

    Net unrealized Gain (Loss) on investments                          (52,352)                   (157,734)

       Net realized and unrealized Gain (Loss) on investments          (50,947)                   (145,813)

Net Increase (Decrease) in Net Assets
 from Investment Operations                                          $  52,327                   $ 152,396

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2001

                                                                       Putnam Variable             Putnam Variable
                                                                       Trust  Growth               Trust  Growth
                                                                       and Income                  and Income
                                                                       Qualified*                  Non-Qualified*
Investment Income:
    Dividends                                                        $ 266,066                   $ 144,226

Expenses:
    Mortality risk and expense fees guarantees (Notes 1 and 3)          98,071                      52,768

       Investment income - net                                         167,995                      91,458

Net realized and unrealized Gain (Loss) on Investments:
    Net realized capital gain distributions                            185,732                     100,679

    Net realized Gain (Loss) on investments:
       Proceeds from sale of shares                                    766,897                     405,462
       Cost of shares sold                                             527,890                     349,661

       Net realized Gain (Loss) on investments                         239,007                      55,801

    Net unrealized Gain (Loss) on investments                         (883,023)                   (402,712)

       Net realized and unrealized Gain (Loss) on investments         (458,284)                   (246,232)

Net Increase (Decrease) in Net Assets
from Investment Operations                                           $(290,289)                  $(154,774)

                                                                       Putnam                      Putnam
                                                                       Variable Trust              Variable Trust
                                                                       Voyager                     Voyager
                                                                       Qualified *                 Non-Qualified *
Investment Income:
    Dividends                                                       $  35,885                   $  39,796

Expenses:
    Mortality risk and expense fees guarantees (Notes 1 and 3)         17,065                      18,707

       Investment income - net                                         18,820                      21,089

Net realized and unrealized Gain (Loss) on Investments:
    Net realized capital gain distributions                           593,211                     657,866

    Net realized Gain (Loss) on investments:
       Proceeds from sale of shares                                    46,356                      53,270
       Cost of shares sold                                             25,437                      37,161

       Net realized Gain (Loss) on investments                         20,919                      16,109

    Net unrealized Gain (Loss) on investments                      (1,082,378)                 (1,194,930)

       Net realized and unrealized Gain (Loss) on investments        (468,248)                   (520,955)

Net Increase (Decrease) in Net Assets
 from Investment Operations                                         $(449,428)                  $(499,866)

     The accompanying notes are an integral part of these financial  statements.
                    *Includes shares owned by Investors Life

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                           Period Ended June 30, 2001



                                                                Putnam                    Putnam
                                                                Variable Trust            Variable Trust
                                                                Money                     Money
                                                                Market                    Market
                                                                Qualified                 Non-Qualified
Investment Operations:
   Investment income-net                                    $    21,269                $    30,724
   Realized capital gain distributions                                0                          0
   Net realized Gain (Loss) on investments                            0                          0
   Net unrealized Gain (Loss) on investments                          0                          0

   Net Increase (Decrease) in net assets from
    investment operations                                        21,269                     30,724


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)            533                          0
   Net contract surrenders and transfers out (Note 3)           (22,336)                  (205,671)
   Benefit payments to annuitants                                (3,499)                   (58,629)

   Net Increase (Decrease) from accumulation
         unit transactions                                      (25,302)                  (264,300)

Net Increase (Decrease) in Net Assets                       $    (4,033)               $  (233,576)

Net Assets:
   Net assets at December 31, 2000                            1,142,295                  1,832,450

   Net assets at June 30, 2001                              $ 1,138,262                $ 1,598,874

                          Year Ended December 31, 2000

                                                                Putnam                    Putnam
                                                                Variable Trust            Variable Trust
                                                                Money                     Money
                                                                Market                    Market
                                                                Qualified                 Non-Qualified
Investment Operations:
   Investment income-net                                    $     54,131               $    91,428
   Realized capital gain distributions                                 0                         0
   Net realized Gain (Loss) on investments                             0                         0
   Net unrealized Gain (Loss) on investments                           0                         0

   Net Increase (Decrease) in net assets from
      investment operations                                       54,131                    91,428

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)          72,676                   101,992
   Net contract surrenders and transfers out (Note 3)           (149,268)                 (377,201)
   Benefit payments to annuitants                                 (8,012)                  (49,940)

   Net Increase (Decrease) from accumulation
         unit transactions                                       (84,604)                 (325,149)

Net Increase (Decrease) in Net Assets                       $    (30,473)              $  (233,721)

Net Assets:
   Net assets at December 31, 1999                             1,172,768                 2,066,171

   Net assets at December 31, 2000                          $  1,142,295               $ 1,832,450

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                           Period Ended June 30, 2001

                                                                Putnam Variable           Putnam Variable
                                                                Trust Income              Trust Income
                                                                Fund  (formerly          Fund  (formerly
                                                                U.S. Govmnt and           U.S. Govmnt and
                                                                High Quality Bond)       High Quality Bond)
                                                                Qualified                 Non-Qualified
Investment Operations:
   Investment income-net                                    $     103,274              $     298,209
   Realized capital gain distributions                                  0                          0
   Net realized Gain (Loss) on investments                          1,405                     11,921
   Net unrealized Gain (Loss) on investments                      (52,352)                  (157,734)

   Net Increase (Decrease) in net assets from
    investment operations                                          52,327                    152,396

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)            1,733                          0
   Net contract surrenders and transfers out (Note 3)             (23,225)                  (233,255)
   Benefit payments to annuitants                                 (10,373)                   (40,037)

   Net Increase (Decrease) from accumulation
         unit transactions                                        (31,865)                  (273,292)

Net Increase (Decrease) in Net Assets                       $     (20,462)              $   (120,896)

Net Assets:
   Net assets at December 31, 2000                              1,657,787                  4,942,082

   Net assets at June 30, 2001                              $   1,678,249               $  4,821,186

                          Year Ended December 31, 2000

                                                                Putnam Variable           Putnam Variable
                                                                Trust U.S.                Trust U.S.
                                                                Government                Government
                                                                And High                  And High
                                                                Quality Bond              Quality Bond
                                                                Qualified                 Non-Qualified
Investment Operations:
   Investment income-net                                     $  106,371                $  304,735
   Realized capital gain distributions                                0                         0
   Net realized Gain (Loss) on investments                        6,885                      (713)
   Net unrealized Gain (Loss) on investments                      3,460                    14,024

   Net Increase (Decrease) in net assets from
    investment operations                                       116,716                   318,046


Accumulation Unit Transactions:

   Net contract considerations and transfers in (Note 3)          2,441                       472
   Net contract surrenders and transfers out (Note 3)          (383,691)                 (809,957)
   Benefit payments to annuitants                               (27,573)                  (83,330)

   Net Increase (Decrease) from accumulation
         unit transactions                                     (408,823)                 (892,815)

Net Increase (Decrease) in Net Assets                        $ (292,107)               $ (574,769)

Net Assets:
   Net assets at December 31, 1999                            1,949,894                 5,516,851

   Net assets at December 31, 2000                           $1,657,787                $4,942,082


The accompanying notes are an integral part of these financial statements.

                                      -7-

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                           Period Ended June 30, 2001

                                                                Putnam Variable           Putnam Variable
                                                                Trust  Growth             Trust  Growth
                                                                and Income                and Income
                                                                Qualified *               Non-Qualified *
Investment Operations:
   Investment income-net                                       $   167,995               $    91,458
   Realized capital gain distributions                             185,732                   100,679
   Net realized Gain (Loss) on investments                         239,007                    55,801
   Net unrealized Gain (Loss) on investments                      (883,023)                 (402,712)

   Net Increase (Decrease) in net assets from
    investment operations                                         (290,289)                 (154,774)


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)            40,718                       615
   Net contract surrenders and transfers out (Note 3)             (643,979)                 (148,677)
   Benefit payments to annuitants                                  (47,288)                  (84,375)

   Net Increase (Decrease) from accumulation
         unit transactions                                        (650,549)                 (232,437)

Net Increase (Decrease) in Net Assets                          $  (940,838)              $  (387,211)

Net Assets:
   Net assets at December 31, 2000                              17,065,226                 9,073,712

   Net assets at June 30, 2001                                 $16,124,388               $ 8,686,501

                          Year Ended December 31, 2000

                                                                Putnam Variable           Putnam Variable
                                                                Trust  Growth             Trust  Growth
                                                                and Income                and Income
                                                                Qualified*                Non-Qualified*
Investment Operations:
   Investment income-net                                       $   383,560                $  222,344
   Realized capital gain distributions                           1,320,449                   745,395
   Net realized Gain (Loss) on investments                       1,053,449                   534,150
   Net unrealized Gain (Loss) on investments                    (1,739,392)                 (937,144)

   Net Increase (Decrease) in net assets from
    investment operations                                        1,018,066                   564,745


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)            64,589                    334,816
   Net contract surrenders and transfers out (Note 3)           (3,021,288)                (2,144,341)
   Benefit payments to annuitants                                 (100,898)                   (79,072)

   Net Increase (Decrease) from accumulation
         unit transactions                                      (3,057,597)                (1,888,597)

Net Increase (Decrease) in Net Assets                          $(2,039,531)               $(1,323,852)

Net Assets:
   Net assets at December 31, 1999                              19,104,757                 10,397,564

   Net assets at December 31, 2000                             $17,065,226                $ 9,073,712

   The accompanying notes are an integral part of these financial statements.
                   * Includes shares owned by Investors Life.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                           Period Ended June 30, 2001

                                                                Putnam                    Putnam
                                                                Variable Trust            Variable Trust
                                                                Voyager                   Voyager
                                                                Qualified *               Non-Qualified *
Investment Operations:
   Investment income-net                                       $   18,820                $   21,089
   Realized capital gain distributions                            593,211                   657,866
   Net realized Gain (Loss) on investments                         20,919                    16,109
   Net unrealized Gain (Loss) on investments                   (1,082,378)               (1,194,930)

   Net Increase (Decrease) in net assets from
    investment operations                                        (449,428)                 (499,866)


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)            4,851                   135,694
   Net contract surrenders and transfers out (Note 3)             (26,770)                  (32,877)
   Benefit payments to annuitants                                  (4,229)                     (619)

   Net Increase (Decrease) from accumulation
         unit transactions                                        (26,148)                  102,198

Net Increase (Decrease) in Net Assets                          $ (475,576)               $ (397,668)

Net Assets:
   Net assets at December 31, 2000                              3,221,653                 3,411,169

   Net assets at June 30, 2001                                 $2,746,077                $3,013,501

                          Year Ended December 31, 2000

                                                                Putnam                    Putnam
                                                                Variable Trust            Variable Trust
                                                                Voyager                   Voyager
                                                                Qualified *               Non-Qualified *
Investment Operations:
   Investment income-net                                       $   74,394                $    71,355
   Realized capital gain distributions                            410,827                    400,597
   Net realized Gain (Loss) on investments                        225,251                    130,899
   Net unrealized Gain (Loss) on investments                   (1,400,128)                (1,313,360)

   Net Increase (Decrease) in net assets from
    investment operations                                        (689,656)                  (710,509)


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)           78,504                    220,448
   Net contract surrenders and transfers out (Note 3)            (341,617)                  (152,037)
   Benefit payments to annuitants                                 (12,109)                    (4,813)

   Net Increase (Decrease) from accumulation
         unit transactions                                       (275,222)                    63,598

Net Increase (Decrease) in Net Assets                          $ (964,878)               $  (646,911)

Net Assets:
   Net assets at December 31, 1999                              4,186,531                  4,058,080

   Net assets at December 31, 2000                             $3,221,653                $ 3,411,169

   The accompanying notes are an integral part of these financial statements.
                   * Includes shares owned by Investors Life.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA

                               SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
                                 June 30, 2001


Note 1. Organization

Investors Life Insurance Company of North America ("Investors Life") established Investors Life Insurance Company of North America - Separate Account I (the "Separate Account") as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four Divisions each corresponding to a portfolio of Putnam Variable Trust (formerly known as Putnam Capital Manager Trust). Prior to the substitution of shares of Putnam Variable Trust for shares of CIGNA Annuity Funds Group as the underlying funding vehicle for the Separate Account (the "Substitution"), the Separate Account contained five divisions. The Substitution was effective as of April 18, 1995, following approvals of the Substitution by the U.S. Securities and Exchange Commission and the contractholders having their contract values determined by the affected portfolios of the CIGNA Annuity Funds Group. In connection with the
Substitution, the Equity Division was merged with the Growth and Income Division; thereafter, the Equity Division was renamed the Growth and Income Division II. Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund (formerly Putnam Variable Trust U.S. Government and High Quality Bond Fund), Putnam Variable Trust Growth and Income Fund or Putnam Variable Trust Voyager Fund. The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of Putnam Variable Trust designated for the subdivision and the mortality risk and expense fees guarantees assessed on the Separate Account assets (See Note 3), and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of the investments is based on closing bid prices (net asset value) at June 30, 2001; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 and 5 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the six month period ended June 30, 2001 were $48,825 after deductions for premium taxes of $0. Contract owners have limited rights to transfer their contract values between Separate Account Divisions. For the six month period ended June 30, 2001, the total of all transfers was $135,319. Contract surrender benefits amounted to $1,336,789. Annuity benefits amounted to $249,049. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net value of the Separate Account.

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Internal Revenue Code so warrant.

Note 5. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations.

Note 6. Accumulation Unit Transactions:

Period Ended June 30, 2001

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the period ended June 30, 2001, and units outstanding at June 30, 2001 were as follows:

                                                       Putnam                     Putnam
                                                       Variable Trust             Variable Trust
                                                       Money                      Money
                                                       Market                     Market
                                                       Qualified                  Non-Qualified

Units outstanding at December 31, 2000                 470,961                    760,957

Units purchased and transfers in                           218                          0

Benefits, surrenders and transfers out                 (10,557)                  (109,253)

Units outstanding at June 30, 2001                     460,622                    651,704

                                                       Putnam Variable            Putnam Variable
                                                       Trust Income               Trust Income
                                                       Fund  (formerly           Fund  (formerly
                                                       U.S. Govmnt and            U.S. Govmnt and
                                                       High Quality Bond)        High Quality Bond)
                                                       Qualified                  Non-Qualified

Units outstanding at December 31, 2000                 440,487                    1,328,230

Units purchased and transfers in                           446                            0

Benefits, surrenders and transfers out                  (8,724)                     (72,360)

Units outstanding at June 30, 2001                     432,209                    1,255,870

                                                       Putnam                     Putnam
                                                       Variable                   Variable
                                                       Trust  Growth              Trust  Growth
                                                       and Income                 and Income
                                                       Qualified*                 Non-Qualified*

Units outstanding at December 31, 2000                 1,833,941                  1,136,128

Units purchased and transfers in                           4,424                         78

Benefits, surrenders and transfers out                   (74,859)                   (29,932)

Units outstanding at June 30, 2001                     1,763,506                  1,106,274

* Includes shares owned by Investors Life

                                                       Putnam                     Putnam
                                                       Variable Trust             Variable Trust
                                                       Voyager                    Voyager
                                                       Qualified *                Non-Qualified *

Units outstanding at December 31, 2000                   650,099                    689,159

Units purchased and transfers in                           1,091                     27,227

Benefits, surrenders and transfers out                    (7,105)                    (8,723)

Units outstanding at June 30, 2001                       644,085                    707,663

* Includes shares owned by Investors Life

The accumulation units for eight of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 2001, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

                                                Accumulation      Aggregate         Monthly          Annuity
                                                   Units            Value        Annuity Units      Unit Value

Putnam Variable Trust Money Market,
 Qualified                                        35,026       $   86,554             825       $  0.7807423
Putnam Variable Trust Money Market,
 Non-Qualified                                   197,979       $  485,717           6,730       $  0.7810922
Putnam Variable Trust Growth and Income
 II, Qualified                                   110,073       $1,006,438           5,281       $  1.7834075
Putnam Variable Trust Growth and Income II,
 Non-Qualified                                    83,978       $  659,398           3,954       $  1.9156061
Putnam Variable Trust Income Fund, Qualified      64,633       $  250,967           1,517       $  1.3119058
Putnam Variable Trust Income Fund,
 Non-Qualified                                   183,396       $  704,043           8,182       $  1.3099123
Putnam Variable Trust Voyager, Qualified          25,163       $  107,283             462       $  1.0363960
Putnam Variable Trust Voyager, Non-Qualified       1,352       $    5,757             134       $  0.6428771

                                      -13-